NOTE 4 – ADVANCES RECEIVABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 4 - ADVANCES RECEIVABLE - Schedule of Cash Advances
	September 30, 2021	December 31, 2020
Advance principal receivable -GW	$53,851	$54,496
Advance principal receivable -JM	21,558	21,799
Interest due	4,079	3,116
Cash advance	$79,488	$79,411

	December 31,	December 31,
	2020	2019
Advance receivable -GW	$57,612	$52,452
Advance receivable -JM	21,799	20,981
Advance receivable -LS	—	6,557
Total advances receivable	$79,411	$79,990